Intangible Assets and Goodwill Goodwill Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Balance at January 1	$ 496	$ 473
Acquisitions	223
Foreign currency translation and other	(63)	23
Balance at December 31	656	496
Electrical / Electronic Architecture [Member]
Goodwill [Line Items]
Balance at January 1	487	465
Acquisitions	223
Foreign currency translation and other	(62)	22
Balance at December 31	648	487
Powertrain Systems [Member]
Goodwill [Line Items]
Balance at January 1	9	8
Acquisitions	0
Foreign currency translation and other	(1)	1
Balance at December 31	$ 8	$ 9